Mineral Interests, Property and Equipment	6 Months Ended
Jun. 30, 2023
Mineral Interests, Property and Equipment [Abstract]
Mineral Interests, Property and Equipment
8.	Mineral Interests, Property and Equipment

($000s)	Mineral interests	Construction in progress	Property & equipment [1]	Right-of-use assets [1]	Total
Cost
As at January 1, 2022	632,005	27,061	3,080	407	662,553
Additions	55,069	120,287	43,177	2,030	220,563
As at December 31, 2022	687,074	147,348	46,257	2,437	883,116
Additions	20,552	96,366	-	781	117,699
As at June 30, 2023	707,626	243,714	46,257	3,218	1,000,815
Accumulated Depreciation
As at January 1, 2022	-	-	117	157	274
Depreciation expense	-	-	953	392	1,345
As at December 31, 2022	-	-	1,070	549	1,619
Depreciation expense [1]	-	-	849	377	1,226
As at June 30, 2023	-	-	1,919	926	2,845
Net Book Value
As at December 31, 2022	687,074	147,348	45,187	1,888	881,497
As at June 30, 2023	707,626	243,714	44,338	2,292	997,970

1)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.

Mineral interests, property and equipment additions by project are as follows.

		Six months ended June 30, 2023
($000s)	January 1, 2023	Mineral interests	Construction in progress	Property & equipment	Right-of- use assets	Total Additions	June 30, 2023
Additions
KSM [1]	707,190	13,897	95,318	-	781	109,996	817,186
Courageous Lake	77,999	1,169	-	-	-	1,169	79,168
Iskut	49,904	3,826	-	-	-	3,826	53,730
Snowstorm	34,562	495	-	-	-	495	35,057
3 Aces	12,079	1,165	1,048	-	-	2,213	14,292
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
	883,116	20,552	96,366	-	781	117,699	1,000,815

		Year ended December 31, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of- use assets	Total Additions	December 31, 2022
Additions
KSM [1]	502,015	39,985	120,287	43,177	1,726	205,175	707,190
Courageous Lake	77,176	823	-	-	-	823	77,999
Iskut	41,779	8,125	-	-	-	8,125	49,904
Snowstorm	31,471	3,091	-	-	-	3,091	34,562
3 Aces	9,034	3,045	-	-	-	3,045	12,079
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	304	304	611
	662,553	55,069	120,287	43,177	2,030	220,563	883,116

1)	The KSM construction in progress additions includes $9.9 million of capitalized borrowing costs (year ended December 31, 2022 - $14.7 million).

Continued exploration of the Company’s mineral properties is subject to certain permitting payments, project holding costs, rental fees and filing fees.

a)	KSM

In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.

In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or an amount in Canadian dollars equal to US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.

In December 2020, the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM's Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study, which includes the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.

Additions to mineral interests of $13.9 million (2022 - $40.0 million) consisted of costs incurred to carry out the Company’s environmental, technical support, exploration and drilling programs at KSM.

Additions to construction in progress consisted of $84.6 million (2022 - $104.6 million) of KSM assets under construction costs, $9.9 million (2022 - $14.7 million) of capitalized borrowing costs related to the secured notes liability interest expense, and $0.8 million (2022 - $0.9 million) of capitalized depreciation expense.

b)	Courageous Lake

In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.

c)	Iskut

On June 21, 2016, the Company purchased 100% of the common shares of SnipGold Corp. which owns the Iskut Project, located in northwestern British Columbia.

d)	Snowstorm

In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.

e)	3 Aces

In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.

f)	Grassy Mountain

In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.